EQUITY-ACCOUNTED INVESTMENTS IN MULTI-FAMILY RENTAL PROPERTIES - Change in the Balances Equity-accounted Investments (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021
Equity-accounted investments in multi-family rental properties
Equity Accounted Investments [Roll Forward]
Opening balance	$ 20,769	$ 199,285
Distributions	(695)	(3,824)
Income from equity-accounted investments in multi-family rental properties	5,297	40,144
Reclassification from equity-accounted investments in Canadian residential developments	25,416	0
Disposition of equity-accounting investment in U.S. multi-family rental properties	0	213,493
Translation adjustment	1,138	(1,343)
Balance, end of year	$ 51,925	$ 20,769
Closing foreign exchange rate (USD/CAD)	1.3226	1.3544	1.2678
Tricon US Multi-Family REIT LLC | Discontinued operations
Equity Accounted Investments [Roll Forward]
Income from equity-accounted investments in multi-family rental properties		$ 38,594